As filed with the Securities and Exchange Commission on March 19, 2013

1933 Act File No. 333-28697

1940 Act File No. 811-08243

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 129	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 130	☒

(Check appropriate box or boxes.)

Direxion Funds

1301 Avenue of the Americas (6th Avenue), 35th Floor

New York, New York 10019

(Exact name of Registrant as Specified in Charter)

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (646) 572-3390

Daniel D. O’Neill

1301 Avenue of the Americas (6th Avenue), 35th Floor

New York, New York 10019

(Name and Address of Agent for Service)

Copy to:

Adam R. Henkel	Eric S. Purple
U.S. Bancorp Fund Services, LLC	K&L Gates LLP
615 East Michigan	1601 K Street, NW
Milwaukee, WI 53202	Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information contained in the Registrant’s prospectus that was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 128 to the Registrant’s registration statement on February 22, 2013.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, (the “1940 Act”), the Registrant certifies that this Post-Effective Amendment No. 129 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 129 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on March 19, 2013.

DIREXION FUNDS

By:	/s/ Daniel D. O’Neill
Daniel D. O’Neill
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 129 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Lawrence C. Rafferty* Lawrence C. Rafferty	Chairman of the Board	March 19, 2013

/s/ Daniel J. Byrne* Daniel J. Byrne	Trustee	March 19, 2013

/s/ Gerald E. Shanley III* Gerald E. Shanley III	Trustee	March 19, 2013

/s/ John Weisser* John Weisser	Trustee	March 19, 2013

/s/ Patrick J. Rudnick Patrick J. Rudnick	Principal Financial Officer and Treasurer	March 19, 2013

/s/ Daniel D. O’Neill Daniel D. O’Neill	President and Principal Executive Officer	March 19, 2013

*By:	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Financial Officer, Treasurer and Attorney-In Fact

EXHIBIT INDEX

Exhibit	Exhibit No.

Instance Document	EX-101.INS

Schema Document	EX-101.SCH

Calculation Linkbase Document	EX-101.CAL

Definition Linkbase Document	EX-101.DEF

Label Linkbase Document	EX-101.LAB

Presentation Linkbase Document	EX-101.PRE

POWER OF ATTORNEY

DIREXION FUNDS

DIREXION INSURANCE TRUST

The undersigned trustees and officers of the Direxion Funds and the Direxion Insurance Trust, each a Massachusetts business trust (the “Trusts”), do hereby constitute and appoint Daniel O’Neill, Patrick J. Rudnick and Robert J. Zutz, (with full power to each of them to act alone) his/her true and lawful attorney-in-fact and agent, for him/her and on its/his/her behalf and in his/her name, place and stead in any and all capacities, to make, execute and sign the Trust’s registration statement on Form N-1A and any and all amendments to such registration statement of the Trust, and to file with the Securities and Exchange Commission, and any other regulatory authority having jurisdiction over the offer and sale of the shares of beneficial interest of the Trust, such registration statement and any such amendment, and any and all supplements thereto or to any prospectus or statement of additional information forming a part thereof, and any and all exhibits and other documents requisite in connection therewith, granting unto said attorneys, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises as fully to all intents and purposes as the Trust and the undersigned officers and trustees themselves might or could do.

The undersigned trustees and officers hereby execute this Power of Attorney as of this 1st day of June, 2011.

Signature	Title

/s/ Lawrence C. Rafferty Lawrence C. Rafferty	Chairman of the Board

/s/ Daniel J. Byrne Daniel J. Byrne	Trustee

/s/ Gerald E. Shanley III Gerald E. Shanley III	Trustee

/s/ John Weisser John Weisser	Trustee

/s/ Patrick J. Rudnick Patrick J. Rudnick	Principal Financial Officer and Treasurer

/s/ Daniel D. O’Neill Daniel D. O’Neill	President and Principal Executive Officer